Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Revenues
Total revenues	¥ 1,575,780,180	¥ 1,011,063,766	¥ 643,371,949
Company owned and operated stores
Food and packaging (including cost of Company owned and operated stores from transactions with a related party of RMB72,109,353, RMB36,862,860 and RMB19,521,561 for the years ended December 31, 2023, 2022 and 2021, respectively)	493,198,386	314,550,334	207,947,581
Store rental expenses	295,757,362	236,838,444	148,152,234
Payroll and employee benefits	310,719,408	268,857,299	199,329,992
Delivery costs	116,959,484	73,615,391	38,604,864
Other operating expenses (including service fee from transactions with a related party of RMB998,515, RMB550,000, and nil for the years ended December 31, 2023, 2022 and 2021, respectively)	121,416,808	107,769,989	99,104,765
Store depreciation and amortization	139,611,799	118,658,800	62,678,633
Company owned and operated store costs and expenses	1,477,663,247	1,120,290,257	755,818,069
Costs of other revenues	149,692,427	48,554,641	16,731,187
Marketing expenses	102,184,771	81,017,100	50,316,856
General and administrative expenses (including general and administrative expenses from transactions with a related party of nil, RMB1,845,960 and nil for the years ended December 31, 2023, 2022 and 2021, respectively)	343,622,128	289,544,688	174,962,876
Franchise and royalty expenses (including franchise and royalty expenses from transactions with related parties of RMB52,186,184, RMB31,882,569 and RMB15,576,324 for the years ended December 31, 2023, 2022 and 2021, respectively)	58,948,522	35,595,253	18,800,024
Other operating costs and expenses	28,872,217	8,340,034	2,134,905
Loss on disposal of property and equipment	16,404,477	8,835,137	1,546,122
Impairment losses of long-lived assets	111,426,961	7,222,765	1,001,880
Other income	(11,851,841)	(7,152,455)	(3,475,871)
Total costs and expenses, net	2,276,962,909	1,592,247,420	1,017,836,048
Operating loss	(701,182,729)	(581,183,654)	(374,464,099)
Interest income	14,249,793	2,703,219	315,550
Interest expenses	(20,425,644)	(14,804,002)	(1,901,653)
Foreign currency transaction loss	(16,771,124)	(6,275,369)	(1,301,963)
Changes in fair value of Deferred Contingent consideration	(26,106,460)
Changes in fair value of convertible notes	(58,280,908)	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	(83,966,126)	45,903,468
Changes in fair value of ESA derivative liabilities	19,654,006	(186,598,308)
Loss before income taxes	(872,829,192)	(744,748,251)	(382,929,166)
Income tax expenses	(97,241)
Net loss	(872,926,433)	(744,748,251)	(382,929,166)
Less: Net (income) loss attributable to non-controlling interests	(3,323,950)	2,103,019	1,208,147
Net loss attributable to shareholders of the Company	¥ (876,250,383)	¥ (742,645,232)	¥ (381,721,019)
Basic loss per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ (5.68)	¥ (5.8)	¥ (3.14)
Company Owned And Operated Stores
Revenues
Total revenues	¥ 1,405,401,977	¥ 938,096,823	¥ 617,226,090
Other Revenues
Revenues
Total revenues	¥ 170,378,203	¥ 72,966,943	¥ 26,145,859